Income Tax Expense (Narrative) (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Income Tax Contingency [Line Items]
Unrecognized tax benefits	$ 0	$ 0
Federal [Member]
Income Tax Contingency [Line Items]
Net operating loss carryforwards		254,000,000
State [Member]
Income Tax Contingency [Line Items]
Net operating loss carryforwards		$ 3,000,000